Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

17. Employee Benefit Plans

The Company has a defined contribution plan established under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”), which covers substantially all employees. Employees are eligible to participate in the 401(k) Plan beginning on the first day of the month following commencement of their employment. The 401(k) Plan includes a salary deferral arrangement pursuant to which participants may elect to reduce their current compensation by up to the statutorily prescribed limit, equal to $18,000 in 2015, and have the amount of the reduction contributed to the 401(k) Plan. Beginning January 1, 2013, the Company matched 100% of each participant’s annual contribution to the 401(k) plan up to 3% of the participant’s salary and then 50% of each participant’s contribution up to 2% of each participant’s salary. The match immediately vests 100%. Matching contributions by the Company to the 401(k) Plan related to the 2013, 2014 and 2015 plan years were approximately $1.2 million, $2.2 million and $2.5 million, respectively.

In connection with an acquisition in 2011, the Company assumed a defined contribution plan established under Section 401(k) of the Internal Revenue Code (the “Dotster 401(k) Plan”), in which employees were eligible to participate upon the date of hire. Under the Dotster 401(k) Plan, the Company matched 100% of each participant’s annual contribution to the Dotster 401(k) Plan up to 3% of each participant’s salary and then 50% of each participant’s annual contribution to the Dotster 401(k) Plan up to 2% of each participant’s salary. The match immediately vested 100%. A matching contribution by the Company related to the 2013 plan year in the amount of $0.4 million was made to the Dotster 401(k) Plan. The Dotster 401(k) plan merged with the Company’s 401(k) plan during the year ended December 31, 2014.

In connection with the HostGator acquisition in 2012, the Company assumed a defined contribution plan established under Section 401(k) of the Internal Revenue Code (the “HostGator 401(k) Plan”), in which employees were eligible to participate on the date of hire. Under the HostGator 401(k) Plan, the Company matched 25% of each participant’s annual contribution up to 4% of each participant’s salary, vesting 100% after three years of service. A matching contribution by the Company related to the 2013 plan year in the amount of $0.1 million was made to the HostGator 401(k) Plan. The HostGator 401(k) plan merged with the Company’s 401(k) plan during the year ended December 31, 2014.